Other balance sheet items - Schedule of Goodwill (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gross carrying value	$ 51,731	$ 51,731
Accumulated impairment loss	0	0
Carrying Value	$ 51,731	$ 51,731